CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands	CAD ($) shares	Edibles and Infusions Corporation CAD ($) shares	Laurentian CAD ($) shares	Restricted share units CAD ($) shares	PSUs CAD ($)	PSUs shares	PSUs Share	SHARE CAPITAL CAD ($)	SHARE CAPITAL Edibles and Infusions Corporation CAD ($)	SHARE CAPITAL Laurentian CAD ($)	SHARE CAPITAL Restricted share units CAD ($)	SHARE CAPITAL PSUs CAD ($)	EQUITY RESERVES CAD ($)	EQUITY RESERVES Restricted share units CAD ($)	EQUITY RESERVES PSUs CAD ($)	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME CAD ($)	ACCUMULATED DEFICIT CAD ($)
Number of shares outstanding at beginning of period (in shares) at Aug. 31, 2020 | shares	194,511,061
Equity at beginning of period at Aug. 31, 2020	$ 299,527							$ 420,673					$ 23,744			$ 50	$ (144,940)
Unit financing, net of issue costs (in shares) | shares	37,375,000
Unit financing, net of issue costs	$ 52,747							52,747
Private placement, net of issue costs (in shares) | shares	58,336,392
Private placement, net of issue costs	$ 217,297							217,297
Shares issued related to business combination, net of issue costs (in shares) | shares		5,045,873
Shares issued related to business combination, net of issue costs	21,935							21,935
Share-based compensation	$ 3,612												3,612
Exercise of stock options (in shares) | shares	1,691,498
Exercise of stock options	$ 4,027							6,268					(2,241)
Exercised of restricted share units or performance share units (in shares)				80,491		1,858	1,858,000
Exercise of restricted share units or performance share units				$ 0	$ 0						$ 382	$ 9		$ (382)	$ (9)
Exercise of warrants (in shares) | shares	1,743,850
Exercise of warrants	$ 11,492							11,492
Foreign currency translation gain (loss), net of tax	(128)															(128)
Net loss	$ (130,704)																(130,704)
Number of shares outstanding at end of period (in shares) at Aug. 31, 2021 | shares	298,786,023
Equity at end of period at Aug. 31, 2021	$ 479,805							730,803					24,724			(78)	(275,644)
Shares issued related to business combination, net of issue costs (in shares) | shares		1,039,192	10,896,442
Shares issued related to business combination, net of issue costs		$ 3,488	$ 27,513						$ 3,488	$ 27,513
Share-based compensation	$ 5,127												5,127
Exercise of stock options (in shares) | shares	100,799
Exercise of stock options	$ 74							127					(53)
Exercised of restricted share units or performance share units (in shares)				259,000		74,331	74,331
Exercise of restricted share units or performance share units				$ 0	$ 0						$ 1,239	$ 221		$ (1,239)	$ (221)
Exercise of warrants (in shares) | shares	0
Foreign currency translation gain (loss), net of tax	$ 0
Exercise of top-up rights, net of issue costs (in shares) | shares	2,659,716
Exercise of top-up rights, net of issue costs	$ 6,334							6,334
Net loss	$ (14,283)																(14,283)
Number of shares outstanding at end of period (in shares) at Aug. 31, 2022 | shares	313,815,503
Equity at end of period at Aug. 31, 2022	$ 508,058							$ 769,725					$ 28,338			$ (78)	$ (289,927)